Income Taxes	6 Months Ended
Jun. 30, 2025
Income taxes
Income taxes

8.Income taxes

The Group calculates the period income tax expense using the tax rate that would be applicable to the expected total annual earnings. The major components of income tax expense in the condensed consolidated statement of comprehensive income are:

	Six months ended 30 June
US$ thousand	2025	2024
Current income tax expense	4,996	3,521
	4,996	3,521

Deferred tax (benefit)/expense
Origination and reversal of temporary differences	(7,510)	3,545
	(7,510)	3,545
Total income tax (benefit)/expense	(2,514)	7,066